Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Parenthetical) (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Granted No. (during the year)	17,490,334	7,415,000	6,360,000
Loan Funded Share Plan
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Granted No. (during the year)		2,985,000	2,985,000